Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	SciSparc Ltd./ADR
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	On August 16, 2021, SciSparc Ltd. (the “Company”) furnished a Form 6-K including unaudited consolidated interim financial statements as of June 30, 2021 (the “Original Form 6-K”). This Amendment on Form 6-K/A to the Original Form 6-K (this “Amendment”) is furnished to include as exhibits the unaudited consolidated interim financial statements and the XBRL Data Files for such unaudited consolidated interim financial statements. The XBRL Data Files should be read in conjunction with the unaudited consolidated interim financial statements included in the Original Form 6-K furnished on August 16, 2021 and included again in this Amendment as Exhibit 99.1Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate the information in any other item of the Original Form 6-K, or reflect any events that have occurred after the time of the Original Form 6-K.This Amendment is incorporated by reference into the registration statements on Form F-3 (File No. 333-225745 and File No. 333-233417) and on Form S-8 (File No. 333-225773) of the Company, filed with the Securities and Exchange Commission, to be a part thereof from the date on which this Amendment is submitted, to the extent not superseded by documents or reports subsequently filed or furnished.
Entity Central Index Key	0001611746
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-38041